Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Nov. 08, 2010 Buildings
Intangible Assets [Line Items]
4,250 TEU new buildings				2
Fair value of purchase options				$ 13,645
Impairment of vessel deposits	$ 17,082	$ 13,645	$ 17,082